Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income before Income Taxes and Discontinued Operations, and Provision for Income Taxes

Income before income taxes and discontinued operations, and the provision for income taxes in fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Income before income taxes and discontinued operations:
Japan	¥35,027	¥73,564	¥109,166
Overseas	54,605	56,192	63,352

	¥89,632	¥129,756	¥172,518

Provision for income taxes:
Current—
Japan	¥25,950	¥12,688	¥7,326
Overseas	18,347	16,425	13,675

	44,297	29,113	21,001

Deferred—
Japan	(16,004)	18,216	27,400
Overseas	(3,620)	(1,854)	5,255

	(19,624)	16,362	32,655

Provision for income taxes	¥24,673	¥45,475	¥53,656

Reconciliation of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes

Reconciliation of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Income before income taxes and discontinued operations	¥89,632	¥129,756	¥172,518

Tax provision computed at statutory rate	¥36,660	¥53,070	¥66,074
Increases (reductions) in taxes due to:
Change in valuation allowance	(5,647)	3,921	(3,371)
Non-deductible expenses for tax purposes	1,023	1,335	1,538
Non-taxable income for tax purposes	(2,697)	(2,852)	(2,128)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(4,206)	(6,871)	(4,720)
Effect of the new Japanese tax law	0	(7,137)	0
Other, net	(460)	4,009	(3,737)

Provision for income taxes	¥24,673	¥45,475	¥53,656

Total Income Tax Recognized

Total income taxes recognized in fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Provision for income taxes	¥24,673	¥45,475	¥53,656
Income taxes on discontinued operations	7,530	(2,086)	(321)
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	3,403	1,357	5,936
Defined benefit pension plans	(1,427)	(1,774)	2,727
Foreign currency translation adjustments	(214)	335	7,225
Net unrealized gains (losses) on derivative instruments	(338)	(648)	42

Total income taxes	¥33,627	¥42,659	¥69,265

Tax Effects of Temporary Differences Giving Rise to Deferred Tax Assets and Liabilities

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2012 and 2013 are as follows:

	Millions of yen
	2012	2013
Assets:
Net operating loss carryforwards	¥41,288	¥39,762
Allowance for doubtful receivables on direct financing leases and probable loan losses	50,016	25,891
Investment in securities	5,325	7,129
Other operating assets	7,049	11,369
Accrued expenses	7,294	10,456
Installment loans	22,970	16,432
Other	37,328	50,913

	171,270	161,952
Less: valuation allowance	(24,138)	(18,831)

	147,132	143,121
Liabilities:
Investment in direct financing leases	12,535	14,617
Investment in operating leases	63,372	72,925
Deferred insurance policy acquisition costs	15,370	19,311
Policy liabilities	31,437	38,831
Undistributed earnings	19,792	32,723
Prepaid benefit cost	8,860	13,475
Other	60,271	63,840

	211,637	255,722

Net deferred tax liability	¥64,505	¥112,601

Net Operating Loss Carryforwards Expire Date

The Company and certain subsidiaries have net operating loss carryforwards of ¥199,092 million at March 31, 2013, which expire as follows:

Year ending March 31,	Millions of yen
2014	¥2,103
2015	6,236
2018	28,185
Thereafter	162,568

Total	¥199,092

Net Deferred Tax Assets and Liabilities

Net deferred tax assets and liabilities at March 31, 2012 and 2013 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2012	2013
Other assets	¥25,773	¥18,805
Income taxes: Deferred	90,278	131,406

Net deferred tax liability	¥64,505	¥112,601